Goodwill And Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Aggregate Goodwill And Other Intangible Assets	COMPOSITION OF IDENTIFIABLE INTANGIBLE ASSETS:

	Weighted average useful lives	December 31, 2021	December 31, 2020
Original cost:
Technology	21	$417,636	$326,290
Customer relations	22	401,899	275,351
Trademarks and other	9	216,945	198,119
		1,036,480	799,760
Accumulated amortization:
Technology		253,801	237,854
Customer relations		135,816	118,179
Trademarks and other		177,740	163,489
		567,357	519,522
Amortized cost		$469,123	$280,238

Estimated Aggregate Amortization Expense	The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

2022		$44,031
2023		41,421
2024		34,202
2025		33,511
2026	and thereafter	315,958
		$469,123

Schedule Of Goodwill

	Fair value	Average expected useful lives
Net tangible assets and liabilities assumed (current and non-current), excluding cash and cash equivalents	$74,703
Technology	38,000	8 years
Customer relationships	90,000	20 years
Customer backlog	6,300	3 years
Goodwill	142,511
	$351,514
Changes in goodwill during 2021 were as follows:

2021
Balance, at January 1	$1,316,768
Additions (1)	219,575
Net translation differences (2)	14,209
Balance, at December 31	$1,550,552

(1)Additions related to acquisitions. See Notes 1D(1) and 1D(2).
(2)Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.